Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 01, 2014
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class A shares found in the first paragraph and table under Performance Information on page 8 for the PIMCO Total Return Fund:

Performance for Class A shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class A expenses.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (07/06/10)
Class A	Return Before Taxes	-6.75%	1.79%

The following information replaces similar information for Class R4 shares found in the table under Performance Information on page 14 for the Strategic Bond Fund:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/31/04)
Class R4	Return Before Taxes	-1.86%	7.91%	4.35%

The following information replaces similar information for Class R4 shares found in the table under Performance Information on page 24 for the Diversified Value Fund:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (10/15/04)
Class R4	Return Before Taxes	33.94%	16.35%	6.22%

The following information replaces similar information for Class R4 shares found in the table under Performance Information on page 33 for the Large Cap Value Fund:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	30.80%	15.38%	5.97%

The following information replaces similar information for Class A shares found in the first paragraph and table under Performance Information on page 35 for the MM S&P 500® Index Fund:

Performance for Class A shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class A expenses.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class A	Return Before Taxes	23.85%	15.71%	5.96%

The following information replaces similar information for Class R4 shares found in the first paragraph and table under Performance Information on pages 56 and 57 for the Mid-Cap Value Fund:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (08/29/06)
Class R4	Return Before Taxes	33.39%	19.00%	7.26%

The following information replaces similar information for Class R4 and Class R3 shares found in the table under Performance Information on page 60 for the Small Cap Value Equity Fund:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (03/31/06)
Class R4	Return Before Taxes	39.58%	19.82%	6.12%
Class R3	Return Before Taxes	39.24%	19.53%	5.87%

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information on page 68 for the MM S&P® Mid Cap Index Fund:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (07/26/12)
Class R4	Return Before Taxes	32.49%	31.62%
Class R3	Return Before Taxes	32.17%	31.37%

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information on page 72 for the MM Russell 2000® Small Cap Index Fund:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (07/26/12)
Class R4	Return Before Taxes	37.90%	34.52%
Class R3	Return Before Taxes	37.57%	34.27%

The following information replaces similar information for Class R4 and Class R3 shares found in the table under Performance Information on page 89 for the Diversified International Fund:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/14/06)
Class R4	Return Before Taxes	21.42%	11.61%	-1.58%
Class R3	Return Before Taxes	21.12%	11.34%	-1.83%

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information on pages 92 and 93 for the MM MSCI EAFE® International Index Fund:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (07/25/12)
Class R4	Return Before Taxes	21.41%	29.44%
Class R3	Return Before Taxes	21.11%	29.19%

The following information replaces similar information found in the first paragraph under Performance Information on pages 28, 40, 52, 64, 76, 80, and 96 for the Fundamental Value Fund, Focused Value Fund, Growth Opportunities Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, and Overseas Fund, respectively:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select PIMCO Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class A shares found in the first paragraph and table under Performance Information on page 8 for the PIMCO Total Return Fund:

Performance for Class A shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class A expenses.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (07/06/10)
Class A	Return Before Taxes	-6.75%	1.79%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 shares found in the table under Performance Information on page 14 for the Strategic Bond Fund:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/31/04)
Class R4	Return Before Taxes	-1.86%	7.91%	4.35%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Diversified Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 shares found in the table under Performance Information on page 24 for the Diversified Value Fund:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (10/15/04)
Class R4	Return Before Taxes	33.94%	16.35%	6.22%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 shares found in the table under Performance Information on page 33 for the Large Cap Value Fund:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	30.80%	15.38%	5.97%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MM S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class A shares found in the first paragraph and table under Performance Information on page 35 for the MM S&P 500® Index Fund:

Performance for Class A shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class A expenses.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Class A	Return Before Taxes	23.85%	15.71%	5.96%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 shares found in the first paragraph and table under Performance Information on pages 56 and 57 for the Mid-Cap Value Fund:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (08/29/06)
Class R4	Return Before Taxes	33.39%	19.00%	7.26%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Small Cap Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 and Class R3 shares found in the table under Performance Information on page 60 for the Small Cap Value Equity Fund:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (03/31/06)
Class R4	Return Before Taxes	39.58%	19.82%	6.12%
Class R3	Return Before Taxes	39.24%	19.53%	5.87%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MM S&P Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information on page 68 for the MM S&P® Mid Cap Index Fund:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (07/26/12)
Class R4	Return Before Taxes	32.49%	31.62%
Class R3	Return Before Taxes	32.17%	31.37%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MM Russell 2000 Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information on page 72 for the MM Russell 2000® Small Cap Index Fund:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (07/26/12)
Class R4	Return Before Taxes	37.90%	34.52%
Class R3	Return Before Taxes	37.57%	34.27%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 and Class R3 shares found in the table under Performance Information on page 89 for the Diversified International Fund:

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/14/06)
Class R4	Return Before Taxes	21.42%	11.61%	-1.58%
Class R3	Return Before Taxes	21.12%	11.34%	-1.83%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MM MSCI EAFE International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for Class R4 and Class R3 shares found in the first paragraph and table under Performance Information on pages 92 and 93 for the MM MSCI EAFE® International Index Fund:

Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (07/25/12)
Class R4	Return Before Taxes	21.41%	29.44%
Class R3	Return Before Taxes	21.11%	29.19%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Fundamental Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under Performance Information on pages 28, 40, 52, 64, 76, 80, and 96 for the Fundamental Value Fund, Focused Value Fund, Growth Opportunities Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, and Overseas Fund, respectively:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Focused Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under Performance Information on pages 28, 40, 52, 64, 76, 80, and 96 for the Fundamental Value Fund, Focused Value Fund, Growth Opportunities Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, and Overseas Fund, respectively:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under Performance Information on pages 28, 40, 52, 64, 76, 80, and 96 for the Fundamental Value Fund, Focused Value Fund, Growth Opportunities Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, and Overseas Fund, respectively:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Small Company Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under Performance Information on pages 28, 40, 52, 64, 76, 80, and 96 for the Fundamental Value Fund, Focused Value Fund, Growth Opportunities Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, and Overseas Fund, respectively:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Mid Cap Growth Equity II Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under Performance Information on pages 28, 40, 52, 64, 76, 80, and 96 for the Fundamental Value Fund, Focused Value Fund, Growth Opportunities Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, and Overseas Fund, respectively:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Small Cap Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under Performance Information on pages 28, 40, 52, 64, 76, 80, and 96 for the Fundamental Value Fund, Focused Value Fund, Growth Opportunities Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, and Overseas Fund, respectively:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Overseas Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 26, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under Performance Information on pages 28, 40, 52, 64, 76, 80, and 96 for the Fundamental Value Fund, Focused Value Fund, Growth Opportunities Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, and Overseas Fund, respectively:

Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE